Note 11 - Options	12 Months Ended
Nov. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	Options

All grants of options to employees after October 22, 2009 are made from the Employee Stock Option Plan (the “Employee Stock Option Plan”). The maximum number of common shares issuable under the Employee Stock Option Plan is limited to 10% of the issued and outstanding common shares of the Company from time to time, or 2,424,405 based on the number of issued and outstanding common shares as at November 30, 2015. As at November 30, 2015, 2,298,067 options are outstanding and there were 126,338 options available for grant under the Employee Stock Option Plan. Each option granted allows the holder to purchase one common share at an exercise price not less than the closing price of the Company's common shares on the Toronto Stock Exchange on the last trading day prior to the grant of the option. Options granted under these plans generally have a maximum term of 10 years and generally vest over a period of up to three years.

In August 2004, the Board of Directors of IPC Ltd. approved a grant of 2,763,940 performance-based stock options, to two executives who were also the principal shareholders of IPC Ltd. The vesting of these options is contingent upon the achievement of certain performance milestones. A total of 1,658,364 performance-based stock options have vested as of November 30, 2015. Under the terms of the original agreement these options were to expire in September 2014. Effective March 27, 2014, the Company’s shareholders approved the two year extension of the performance-based stock option expiry date to September 2016. As a result of the modification of the performance based stock option expiry date, the Company recorded additional compensation costs of $1,066,991 related to vested performance options during the year ended November 30, 2014. These options were outstanding as at November 30, 2015.

In the year ended November 30, 2015, 355,000 (2014 – 479,001; 2013 – 391,000) stock options were granted to management, directors and employees.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes Option-Pricing Model, consistent with the provisions of ASC topic 718.

Option pricing models require the use of subjective assumptions, changes in these assumptions can materially affect the fair value of the options.

The Company calculates expected volatility based on historical volatility of the Company’s peer group that is publicly traded for options that have an expected life that is more than four years. For options that have an expected life of less than four years the Company uses its own volatility.

The expected term, which represents the period of time that options granted are expected to be outstanding, is estimated based on an average of the term of the options.

The risk-free rate assumed in valuing the options is based on the U.S. treasury yield curve in effect at the time of grant for the expected term of the option. The expected dividend yield percentage at the date of grant is Nil as the Company is not expected to pay dividends in the foreseeable future.

The weighted average fair value of employee stock options granted was estimated using the following assumptions:

	November 30, 2015	November 30, 2014	November 30, 2013

Volatility	68.6%	55.0%	64.0%
Risk-free interest rate	0.580%	1.45%	1.00%
Expected life (in years)	5.00	5.60	7.00
Dividend yield	-	-	-
The weighted average grant date fair value per options granted	$1.66	$2.10	$1.05

Details of stock option transactions are as follows:

	November 30, 2015			November 30, 2014			November 30, 2013
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$

Outstanding, beginning of period,	4,858,208	3.96	2.21	4,455,072	3.97	2.21	4,139,059	4.86	2.76
Granted	355,000	2.52	1.66	479,001	3.86	2.10	391,000	1.81	1.05
Exercised	(91,000)	2.34	1.86	(48,000)	2.45	1.07	(3,500)	1.81	0.09
Forfeiture	(60,168)	-	-	(27,832)	-	-	(67,000)	-	-
Expired	(33)	770.13	493.31	(33)	709.18	709.18	(4,487)	654.48	403.93
Balance at end of period	5,062,007	3.89	2.21	4,858,208	3.96	2.21	4,455,072	3.97	2.21

Options exercisable, end of year	3,812,930	4.01	2.35	3,640,381	4.09	2.40	3,321,830	4.09	2.41

As of November 30, 2015, the exercise prices, weighted average remaining contractual life of outstanding options and weighted average grant date fair values were as follows:

					Options outstanding			Options exercisable
Exercise price			Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
				$		$		$	$

	Under	2.50	-	-	-	-	-	-	-
2.51	-	5.00	5,022,335	3.39	1.20	1.79	3,773,258	3.33	1.84
5.01	-	10.00	-	-	-	-	-	-	-
10.01	-	100.00	35,703	39.75	1.87	31.19	35,701	39.75	31.19
300.00	-	500.00	3,971	331.15	0.31	223.52	3,971	331.15	223.52
500.01	-	1,000.00	-	-	-	-	-	-	-
			5,062,009	3.96			3,812,930	4.01

Total unrecognized compensation cost relating to the unvested performance-based stock options at November 30, 2015 is approximately $2,482,528 (2014 - $2,482,528). During the year ended November 30, 2013, a performance condition was met as the FDA approved an ANDA for a certain drug, resulting in the vesting of 276,394 performance-based stock options. As a result, a stock-based compensation expense of $442,800 relating to these stock options was recognized in research and development expense in the year ended November 30, 2013.

For the year ended November 30, 2015, 91,000 options were exercised for a cash consideration of $167,962. For the year ended November 30, 2014, 48,000 options were exercised for a cash consideration of $116,984. For the year ended November 30, 2013, 3,500 options were exercised for a cash consideration of $5,965.

The following table summarizes the components of stock-based compensation expense.

	November 30, 2015	November 30, 2014	November 30, 2013
	$	$	$

Research and development	152,231	1,270,307	837,206
Selling, general and administrative	265,587	478,300	316,676
	417,818	1,748,607	1,153,882

The Company has estimated its stock option forfeitures to be approximately 4% at November 30, 2015 (2014 – 3%; 2013 - Nil).